Defined benefit plans (Detail 9) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Swiss plan | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	$ (1,327)	$ (1,470)
Decrease by 50 basis points	[1]	1,503	1,669
Swiss plan | Rate of salary increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	68	86
Decrease by 50 basis points	[1]	(65)	(82)
Swiss plan | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	1,090	1,212
Swiss plan | Rate of interest credit on retirement savings
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	231	267
Decrease by 50 basis points	[1]	(219)	(253)
Swiss plan | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	[1]	751	827
UK plan | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	(292)	(350)
Decrease by 50 basis points	[1]	333	401
UK plan | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	260	380
Decrease by 50 basis points	[1]	(262)	(336)
UK plan | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	[1]	122	143
US and German plans | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	(77)	(90)
Decrease by 50 basis points	[1]	84	98
US and German plans | Rate of salary increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	1	1
Decrease by 50 basis points	[1]	(1)	(1)
US and German plans | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	6	7
Decrease by 50 basis points	[1]	(6)	(7)
US and German plans | Rate of interest credit on retirement savings
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	9	9
Decrease by 50 basis points	[1]	(9)	(9)
US and German plans | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	[1]	42	48
UBS AG | Swiss plan | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	(797)	(898)
Decrease by 50 basis points	[1]	904	1,021
UBS AG | Swiss plan | Rate of salary increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	45	61
Decrease by 50 basis points	[1]	(43)	(58)
UBS AG | Swiss plan | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	643	726
UBS AG | Swiss plan | Rate of interest credit on retirement savings
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	141	168
Decrease by 50 basis points	[1]	(134)	(159)
UBS AG | Swiss plan | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	[1]	446	497
UBS AG | UK plan | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	(292)	(350)
Decrease by 50 basis points	[1]	333	401
UBS AG | UK plan | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	260	380
Decrease by 50 basis points	[1]	(262)	(336)
UBS AG | UK plan | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	[1]	122	143
UBS AG | US and German plans | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	(77)	(90)
Decrease by 50 basis points	[1]	84	98
UBS AG | US and German plans | Rate of salary increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	1	1
Decrease by 50 basis points	[1]	(1)	(1)
UBS AG | US and German plans | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	6	7
Decrease by 50 basis points	[1]	(6)	(7)
UBS AG | US and German plans | Rate of interest credit on retirement savings
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	9	9
Decrease by 50 basis points	[1]	(9)	(9)
UBS AG | US and German plans | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	[1]	$ 42	$ 48

[1]	The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded